Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued Capital	Commitment To Issue Shares [Member]	Rreserves [member]	Accumulated Other Comprehensive Income	Deficit	Non-controlling Interests	Total
Beginning Balance at Nov. 30, 2017	$ 2,364,400	$ 168,550	$ 542,397		$ (3,322,652)		$ (247,305)
Beginning Balance, Shares at Nov. 30, 2017	2,177,715
Statement Line Items [Line Items]
Shares issued pursuant to acquisition agreement	$ 415,000						415,000
Shares issued pursuant to acquisition agreement, Shares	66,667
Non-controlling interest acquired						1,684,615	1,684,615
Eliminate capital stock of Liquid Media Group (Canada) Ltd., Shares	(2,244,381)
Opening balance of Liquid Media Group Ltd., Shares	560,410
Issuance of shares to former shareholders of Liquid Canada	$ 4,277,319		96,303				4,373,622
Issuance of shares to former shareholders of Liquid Canada, Shares	1,288,497
Shares issued for cash	$ 4,157,760						4,157,760
Shares issued for cash, Shares	800,000
Shares issued for license fees	$ 4,880,639						$ 4,880,639
Shares issued for license fees, Shares	888,000						888,000
Shares issued to settle debt	$ 623,771						$ 623,771
Shares issued to settle debt, Shares	113,764
Shares issued for intangible assets	$ 1,469,456						1,469,456
Shares issued for intangible assets, Shares	268,000
Shares issued for commitment	$ 156,000	(156,000)
Shares issued for commitment, Shares	28,451
Shares issued for share issuance costs	$ (448,145)		24,774				(423,371)
Shares issued for share issuance costs, Shares	10,000
Share issue costs	$ (23,200)						(23,200)
Warrants exercised for cash	$ 159,601	(4,000)	(2,986)				152,615
Warrants exercised for cash, Shares	52,985
Warrants issued for share issue costs		4,000					4,000
Share-based compensation			111,135				111,135
Foreign exchange on translation				282,082		116,810	398,892
Loss for the year					(7,537,749)	37,516	(7,500,233)
Ending Balance at Nov. 30, 2018	$ 18,032,601	12,550	771,623	282,082	(10,860,401)	1,838,941	10,077,396
Ending Balance, Shares at Nov. 30, 2018	4,010,108
Statement Line Items [Line Items]
Shares issued to settle debt	$ 634,175						634,175
Shares issued to settle debt, Shares	159,873
Units issued for convertible debentures and related interest	$ 2,040,346		(244,890)				1,795,456
Units issued for convertible debentures and related interest, Shares	1,000,167
Residual value of warrants issued for conversion of convertible debentures	$ (30,779)		30,779
Shares issued for services	$ 73,980						73,980
Shares issued for services, Shares	17,222
Commitment to issue shares		137,197					137,197
Subscriptions reclassified to payables		(12,550)					(12,550)
Convertible debenture - equity portion			$ 435,074				$ 435,074
Warrants exercised for cash	$ 158,291
Warrants exercised for cash, Shares	368,617						368,617
Share-based compensation			$ 1,173,512				$ 1,173,512
Foreign exchange on translation				21,383		(8,608)	12,775
Loss for the year					(7,581,384)	(43,932)	(7,625,316)
Ending Balance at Nov. 30, 2019	$ 21,118,940	137,197	2,166,098	303,465	(18,441,785)	1,786,401	7,070,316
Ending Balance, Shares at Nov. 30, 2019	5,345,661
Statement Line Items [Line Items]
Units issued for cash	$ 4,882,418						4,882,418
Units issued for cash, shares	2,666,672
Shares issued to settle debt	$ 331,967						331,967
Shares issued to settle debt, Shares	107,228
Units issued for convertible debentures and related interest	$ 1,121,514		(134,198)				987,316
Units issued for convertible debentures and related interest, Shares	527,402
Shares issued for restricted share units	$ 482,272		(482,272)
Shares issued for restricted share units, Shares	250,001
Shares issued for services	$ 276,384	(33,058)					243,326
Shares issued for services, Shares	125,675
Commitment to issue shares		574,457					574,457
Share issue costs	(1,072,590)						(1,072,590)
Warrants exercised for cash	$ 2,150,707	(104,139)	(28,056)				2,018,512
Warrants exercised for cash, Shares	1,066,282
Warrants issued for share issue costs			338,558				338,558
Options exercised for cash	$ 340,672		(144,245)				196,427
Options exercised for cash, Shares	53,505
Share-based compensation			1,917,172				1,917,172
Foreign exchange on translation				(292,775)		(20,110)	(312,885)
Loss for the year					(6,417,498)	(1,766,291)	(8,183,789)
Ending Balance at Nov. 30, 2020	$ 29,999,645	$ 574,457	$ 3,633,057	$ 10,690	$ (24,859,283)		$ 8,991,205
Ending Balance, Shares at Nov. 30, 2020	10,142,426